RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Related Party Transactions Details Narrative
Interest accrued on all loans outstanding to Mr. Lee	$ 27,731
Total loan amounts including accrued interest owing to Mr. Lee	$ 70,922	$ 76,194	$ 65,687